UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 94.1%
Consumer Discretionary 20.7%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,280,000	1,369,600
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	786,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		990,000	1,024,650
7.0%, 5/20/2022		990,000	1,012,275
APX Group, Inc., 144A, 6.375%, 12/1/2019		1,895,000	1,800,250
Asbury Automotive Group, Inc.:
8.375%, 11/15/2020		3,510,000	3,887,325
144A, 8.375%, 11/15/2020		450,000	498,375
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,500,000	3,648,750
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	3,161,300
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		1,845,000	1,780,425
8.25%, 1/15/2019		8,120,000	8,830,500
BC Mountain LLC, 144A, 7.0%, 2/1/2021		1,870,000	1,907,400
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,642,450
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		1,400,000	1,419,250
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		3,950,000	4,305,500
Cablevision Systems Corp., 8.0%, 4/15/2020		520,000	566,800
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020 (b)		6,905,000	6,507,962
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		2,380,000	2,266,950
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	1,954,350
CCO Holdings LLC:
6.5%, 4/30/2021		2,680,000	2,793,900
6.625%, 1/31/2022		4,060,000	4,232,550
7.0%, 1/15/2019 (b)		6,185,000	6,556,100
7.375%, 6/1/2020		490,000	532,875
8.125%, 4/30/2020		1,200,000	1,311,000
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		2,140,000	2,145,350
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		2,305,000	2,166,700
144A, 6.375%, 9/15/2020		10,810,000	10,999,175
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		1,300,000	1,254,500
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		2,510,000	2,616,675
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		2,270,000	2,326,750
Series B, 144A, 6.5%, 11/15/2022		3,380,000	3,481,400
Series A, 7.625%, 3/15/2020 (b)		990,000	1,019,700
Series B, 7.625%, 3/15/2020 (b)		10,455,000	10,820,925
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	194,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,630,700
CSC Holdings LLC, 6.75%, 11/15/2021		8,100,000	8,727,750
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		3,329,000	3,254,097
DISH DBS Corp.:
6.75%, 6/1/2021		4,420,000	4,696,250
7.875%, 9/1/2019		4,165,000	4,664,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		3,640,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		3,760,000	3,628,400
Harron Communications LP, 144A, 9.125%, 4/1/2020		3,705,000	4,001,400
Hertz Corp., 6.75%, 4/15/2019		2,680,000	2,834,100
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		1,380,000	1,397,250
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		4,450,000	4,572,375
Lear Corp., 8.125%, 3/15/2020		1,504,000	1,646,880
Libbey Glass, Inc., 6.875%, 5/15/2020		1,049,000	1,097,516
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		4,480,000	4,799,200
LKQ Corp., 144A, 4.75%, 5/15/2023		2,760,000	2,635,800
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		1,375,000	1,371,563
Mediacom Broadband LLC, 6.375%, 4/1/2023		4,035,000	4,014,825
Mediacom LLC:
7.25%, 2/15/2022		995,000	1,047,238
9.125%, 8/15/2019 (b)		1,745,000	1,875,875
MGM Resorts International:
6.625%, 12/15/2021 (b)		5,720,000	5,898,750
6.75%, 10/1/2020 (b)		1,625,000	1,681,875
7.625%, 1/15/2017 (b)		4,480,000	4,894,400
8.625%, 2/1/2019		7,695,000	8,695,350
10.0%, 11/1/2016		1,795,000	2,104,638
National CineMedia LLC:
6.0%, 4/15/2022		1,955,000	2,006,319
7.875%, 7/15/2021		2,015,000	2,186,275
Norcraft Companies LP, 10.5%, 12/15/2015		8,730,000	9,057,375
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,414,450
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,709,913
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		1,075,000	1,096,500
Quebecor Media, Inc., 5.75%, 1/15/2023		1,885,000	1,837,875
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		1,380,000	1,307,550
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,739,200
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		2,450,000	2,327,500
144A, 7.75%, 2/15/2017		3,655,000	4,038,775
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,115,500
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,508,750
144A, 7.804%, 10/1/2020		2,995,000	3,159,725
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		2,170,000	2,207,975
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		2,765,000	2,709,700
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,533,413
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		2,305,000	2,189,750
Travelport LLC:
144A, 6.4% **, 3/1/2016		1,522,849	1,423,864
144A, 13.875%, 3/1/2016 (PIK)		408,375	417,563
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,794,800
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		8,260,000	7,805,700
144A, 7.5%, 3/15/2019		3,805,000	4,004,762
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,764,053
144A, 8.125%, 12/1/2017	EUR	621,649	849,627
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	9,550,202
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	504,000
144A, 7.875%, 11/1/2020		4,065,000	4,400,362
144A, 8.5%, 5/15/2021		1,690,000	1,795,625
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	12,170,000	16,862,823
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,058,600
Visant Corp., 10.0%, 10/1/2017 (b)		3,535,000	3,261,037
Visteon Corp., 6.75%, 4/15/2019		1,560,000	1,641,900
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		2,805,000	2,962,781

			295,238,088
Consumer Staples 6.0%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,170,763
B&G Foods, Inc., 4.625%, 6/1/2021		2,300,000	2,196,500
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		1,625,000	1,635,628
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		1,760,000	1,843,600
Constellation Brands, Inc., 3.75%, 5/1/2021		2,300,000	2,153,375
Del Monte Corp., 7.625%, 2/15/2019 (b)		3,305,000	3,395,887
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		6,410,000	6,906,775
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (b)		16,845,000	16,108,031
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,450,000	1,518,875
Michael Foods Group, Inc., 9.75%, 7/15/2018		3,240,000	3,547,800
NBTY, Inc., 9.0%, 10/1/2018		1,515,000	1,647,563
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,605,000	2,774,325
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,820,000	3,848,650
6.875%, 2/15/2021		9,230,000	9,691,500
7.125%, 4/15/2019		3,240,000	3,422,250
8.25%, 2/15/2021 (b)		1,750,000	1,732,500
8.5%, 5/15/2018 (b)		3,505,000	3,610,150
9.875%, 8/15/2019		1,195,000	1,278,650
Smithfield Foods, Inc.:
6.625%, 8/15/2022		3,795,000	4,079,625
7.75%, 7/1/2017		5,025,000	5,540,062
Sun Products Corp., 144A, 7.75%, 3/15/2021		3,220,000	3,195,850
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		3,350,000	3,500,750

			84,799,109
Energy 13.5%
Access Midstream Partners LP:
4.875%, 5/15/2023		2,380,000	2,207,450
6.125%, 7/15/2022		2,970,000	3,007,125
Antero Resources Finance Corp., 7.25%, 8/1/2019		2,410,000	2,512,425
Arch Coal, Inc., 7.0%, 6/15/2019 (b)		950,000	790,875
Berry Petroleum Co.:
6.375%, 9/15/2022		1,850,000	1,843,063
6.75%, 11/1/2020 (b)		2,050,000	2,121,750
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		1,920,000	1,958,400
8.625%, 10/15/2020		1,760,000	1,865,600
Chaparral Energy, Inc., 7.625%, 11/15/2022 (b)		3,350,000	3,417,000
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		915,000	926,438
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		1,380,000	1,366,200
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	4,995,000
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		555,000	539,738
5.0%, 9/15/2022		1,680,000	1,709,400
7.125%, 4/1/2021		1,335,000	1,468,500
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		2,340,000	2,410,200
Crosstex Energy LP:
7.125%, 6/1/2022		925,000	934,250
8.875%, 2/15/2018		2,765,000	2,930,900
Denbury Resources, Inc., 4.625%, 7/15/2023 (b)		4,655,000	4,294,237
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,545,700
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		3,215,000	3,271,262
EP Energy LLC:
6.875%, 5/1/2019		3,085,000	3,300,950
7.75%, 9/1/2022 (b)		1,670,000	1,786,900
9.375%, 5/1/2020		1,415,000	1,598,950
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (b)		4,411,448	4,499,677
EV Energy Partners LP, 8.0%, 4/15/2019		7,815,000	7,893,150
Frontier Oil Corp., 6.875%, 11/15/2018		240,000	257,400
Global Geophysical Services, Inc., 10.5%, 5/1/2017		4,175,000	3,632,250
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		5,155,000	5,000,350
9.75%, 7/15/2020		8,665,000	8,643,337
Holly Energy Partners LP:
6.5%, 3/1/2020		990,000	997,425
8.25%, 3/15/2018		2,670,000	2,823,525
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		2,320,000	2,262,000
Linn Energy LLC:
144A, 6.25%, 11/1/2019		6,880,000	6,553,200
6.5%, 5/15/2019		3,095,000	3,025,362
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		7,570,000	7,342,900
144A, 6.5%, 3/15/2021		1,880,000	1,863,550
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		3,190,000	3,142,150
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		4,650,000	4,371,000
144A, 10.75%, 10/1/2020		2,180,000	2,190,900
Murray Energy Corp., 144A, 8.625%, 6/15/2021		460,000	460,000
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		5,340,000	5,393,400
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,628,500
6.875%, 1/15/2023		1,120,000	1,153,600
7.25%, 2/1/2019		5,875,000	6,124,687
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		3,680,000	3,615,600
7.5%, 11/1/2019 (b)		5,355,000	5,582,587
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		2,300,000	2,150,500
Range Resources Corp.:
5.0%, 8/15/2022 (b)		5,000,000	4,887,500
5.0%, 3/15/2023		925,000	904,188
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		920,000	832,600
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		6,465,000	6,271,050
144A, 5.625%, 4/15/2023		1,405,000	1,327,725
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		5,545,000	5,295,475
SESI LLC:
6.375%, 5/1/2019		1,925,000	1,987,563
7.125%, 12/15/2021		6,355,000	6,863,400
Swift Energy Co., 7.875%, 3/1/2022		2,730,000	2,716,350
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,458,000
Tesoro Corp., 5.375%, 10/1/2022		1,440,000	1,458,000
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,577,625
WPX Energy, Inc., 5.25%, 1/15/2017		4,850,000	4,971,250

			192,960,089
Financials 4.2%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,420,500
Ally Financial, Inc.:
5.5%, 2/15/2017		3,490,000	3,646,387
8.0%, 3/15/2020 (b)		2,990,000	3,472,138
CNH Capital LLC, 144A, 3.625%, 4/15/2018		3,710,000	3,533,775
E*TRADE Financial Corp.:
6.375%, 11/15/2019		5,395,000	5,475,925
6.75%, 6/1/2016		6,070,000	6,236,925
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018 (b)		920,000	894,700
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	2,522,281	0
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,412,200
4.625%, 4/15/2021		3,220,000	2,962,400
5.75%, 5/15/2016		895,000	919,732
6.25%, 5/15/2019		2,695,000	2,769,113
8.625%, 1/15/2022 (b)		2,775,000	3,191,250
8.75%, 3/15/2017		4,075,000	4,538,531
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		1,670,000	1,753,500
(REIT), 6.875%, 5/1/2021		2,415,000	2,559,900
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,466,000
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		1,480,000	1,531,800
144A, 5.875%, 3/15/2022		2,470,000	2,519,400

			60,304,176
Health Care 5.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		4,325,000	4,616,937
Biomet, Inc.:
6.5%, 8/1/2020 (b)		3,350,000	3,452,594
6.5%, 10/1/2020 (b)		960,000	957,600
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,139,625
7.125%, 7/15/2020		12,190,000	12,555,700
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		1,980,000	2,059,200
144A, 5.875%, 1/31/2022		1,740,000	1,831,350
HCA, Inc.:
5.875%, 3/15/2022		2,505,000	2,570,756
6.5%, 2/15/2020		9,615,000	10,402,228
7.5%, 2/15/2022		2,225,000	2,464,188
Hologic, Inc., 6.25%, 8/1/2020		1,935,000	2,006,353
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,391,125
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,870,000	3,157,000
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		1,680,000	1,722,000
STHI Holding Corp., 144A, 8.0%, 3/15/2018		1,775,000	1,917,000
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		3,695,000	3,390,163
144A, 4.5%, 4/1/2021		460,000	428,950
6.25%, 11/1/2018		14,050,000	14,787,625

			81,850,394
Industrials 9.9%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		1,870,000	1,739,100
Accuride Corp., 9.5%, 8/1/2018		2,721,000	2,768,617
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,073,650
Air Lease Corp.:
4.75%, 3/1/2020 (b)		2,805,000	2,706,825
6.125%, 4/1/2017 (b)		4,155,000	4,300,425
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK) (b)		1,870,000	1,916,750
Armored Autogroup, Inc., 9.25%, 11/1/2018		4,685,000	4,298,487
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		3,013,400	3,133,936
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,729,300
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,301,200
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		3,940,000	3,910,450
144A, 6.125%, 1/15/2023		2,745,000	2,724,412
Casella Waste Systems, Inc., 7.75%, 2/15/2019		4,935,000	4,688,250
Clean Harbors, Inc., 5.125%, 6/1/2021		2,375,000	2,392,813
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		1,395,000	1,339,200
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	3,053,537
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,763,725
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,850,625
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		1,885,000	1,908,563
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,245,000	3,427,830
GenCorp, Inc., 144A, 7.125%, 3/15/2021		6,990,000	7,234,650
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,565,000
7.125%, 3/15/2021 (b)		2,480,000	2,666,000
Interline Brands, Inc., 7.5%, 11/15/2018		2,245,000	2,357,250
Iron Mountain, Inc., 5.75%, 8/15/2024		2,310,000	2,165,625
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		3,780,000	3,931,200
Meritor, Inc.:
6.75%, 6/15/2021 (b)		1,860,000	1,776,300
10.625%, 3/15/2018		2,870,000	3,106,775
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		3,255,000	3,084,112
8.875%, 11/1/2017		3,815,000	3,948,525
Navios South American Logistics, Inc.:
9.25%, 4/15/2019 (b)		2,415,000	2,590,088
144A, 9.25%, 4/15/2019		475,000	509,438
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	3,868,050
Ply Gem Industries, Inc., 9.375%, 4/15/2017		981,000	1,037,408
Rexel SA, 144A, 5.25%, 6/15/2020		2,460,000	2,453,850
Sitel LLC, 11.5%, 4/1/2018		4,540,000	3,382,300
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		1,465,000	1,523,600
7.5%, 10/1/2017		1,730,000	1,807,850
Titan International, Inc.:
7.875%, 10/1/2017		1,700,000	1,785,000
144A, 7.875%, 10/1/2017		1,210,000	1,270,500
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (c)		3,140,000	3,210,650
7.75%, 12/15/2018		2,820,000	2,968,050
U.S. Airways Group, Inc., 6.125%, 6/1/2018 (b)		2,305,000	2,178,225
United Rentals North America, Inc.:
5.75%, 7/15/2018		3,460,000	3,633,000
6.125%, 6/15/2023 (b)		210,000	208,950
7.375%, 5/15/2020		5,690,000	6,074,075
7.625%, 4/15/2022		5,690,000	6,159,425
Watco Companies LLC, 144A, 6.375%, 4/1/2023		1,385,000	1,378,075
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,912,000

			141,813,666
Information Technology 4.3%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,446,250
CDW LLC, 8.5%, 4/1/2019		10,025,000	10,776,875
CyrusOne LP, 144A, 6.375%, 11/15/2022		950,000	973,750
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,978,400
EarthLink, Inc., 144A, 7.375%, 6/1/2020		2,310,000	2,217,600
Equinix, Inc.:
4.875%, 4/1/2020		2,330,000	2,283,400
5.375%, 4/1/2023		6,455,000	6,325,900
7.0%, 7/15/2021		1,920,000	2,083,200
First Data Corp.:
144A, 6.75%, 11/1/2020 (b)		8,955,000	9,111,712
144A, 7.375%, 6/15/2019		2,155,000	2,214,263
144A, 8.875%, 8/15/2020		3,745,000	4,082,050
144A, 10.625%, 6/15/2021		3,745,000	3,698,188
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		5,525,000	5,953,187
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		2,100,000	2,226,000
7.625%, 6/15/2021		1,910,000	2,029,375
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		1,875,000	1,771,875

			61,172,025
Materials 9.0%
APERAM:
144A, 7.375%, 4/1/2016		850,000	824,500
144A, 7.75%, 4/1/2018		905,000	859,750
Axiall Corp., 144A, 4.875%, 5/15/2023		580,000	551,000
Berry Plastics Corp.:
9.5%, 5/15/2018		3,000,000	3,262,500
9.75%, 1/15/2021 (b)		3,510,000	3,966,300
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		1,375,000	1,395,625
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		2,760,000	2,649,600
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		3,745,000	3,819,900
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,236,750
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,519,825
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		1,165,000	1,118,400
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		10,490,000	9,965,500
144A, 9.875%, 6/15/2015		1,680,000	1,293,600
Exopack Holding Corp., 10.0%, 6/1/2018		1,915,000	1,938,938
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		2,970,000	2,888,325
144A, 6.375%, 2/1/2016 (b)		2,000,000	1,997,500
144A, 6.875%, 4/1/2022 (b)		620,000	601,400
144A, 7.0%, 11/1/2015 (b)		3,245,000	3,277,450
144A, 8.25%, 11/1/2019 (b)		2,530,000	2,605,900
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		5,405,000	5,175,287
144A, 8.75%, 6/1/2020		3,135,000	3,205,537
Greif, Inc., 7.75%, 8/1/2019		910,000	1,041,950
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		860,000	857,850
8.875%, 2/1/2018		6,745,000	6,879,900
Huntsman International LLC:
4.875%, 11/15/2020 (b)		2,135,000	2,108,313
8.625%, 3/15/2020		580,000	630,750
8.625%, 3/15/2021 (b)		3,870,000	4,247,325
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		2,925,000	2,471,625
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,624,775
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,242,475
Novelis, Inc.:
8.375%, 12/15/2017		6,785,000	7,192,100
8.75%, 12/15/2020		5,100,000	5,469,750
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,417,594
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,242,000
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		1,200,000	1,200,000
Polymer Group, Inc., 7.75%, 2/1/2019 (b)		2,335,000	2,428,400
PolyOne Corp., 144A, 5.25%, 3/15/2023		5,280,000	5,200,800
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,173,000
144A, 8.25%, 1/15/2021		1,380,000	1,380,000
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		445,000	432,763
144A, 8.125%, 9/15/2019		1,315,000	1,466,225
144A, 8.375%, 9/15/2021		1,315,000	1,485,950
Tronox Finance LLC, 144A, 6.375%, 8/15/2020 (b)		2,395,000	2,257,288
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,629,862

			128,234,282
Telecommunication Services 18.9%
Altice Financing SA, 144A, 7.875%, 12/15/2019 (b)		2,120,000	2,215,400
Altice Finco SA, 144A, 9.875%, 12/15/2020 (b)		2,120,000	2,268,400
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (b)		920,000	929,200
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		9,845,000	10,263,412
8.375%, 10/15/2020 (b)		7,925,000	8,142,937
8.75%, 3/15/2018 (b)		3,155,000	3,158,944
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	2,121,800
Cricket Communications, Inc., 7.75%, 10/15/2020 (b)		12,260,000	11,769,600
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		7,095,000	7,343,325
144A, 10.5%, 4/15/2018		4,005,000	4,245,300
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	808,000
144A, 8.25%, 9/1/2017		12,540,000	13,041,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	4,552,995	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		12,450,000	12,387,750
7.625%, 4/15/2024		980,000	982,450
8.25%, 4/15/2017 (b)		2,796,000	3,145,500
8.5%, 4/15/2020 (b)		4,270,000	4,707,675
8.75%, 4/15/2022		7,110,000	7,749,900
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		5,870,000	5,517,800
144A, 6.625%, 12/15/2022		2,305,000	2,235,850
7.25%, 10/15/2020		10,060,000	10,563,000
7.5%, 4/1/2021		9,610,000	10,090,500
8.5%, 11/1/2019		4,825,000	5,198,937
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		5,970,000	6,029,700
144A, 8.125%, 6/1/2023		950,000	980,875
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		545,000	566,800
Level 3 Financing, Inc.:
7.0%, 6/1/2020 (b)		7,115,000	7,097,212
8.125%, 7/1/2019		5,585,000	5,864,250
8.625%, 7/15/2020		4,660,000	4,962,900
Lynx I Corp., 144A, 5.375%, 4/15/2021		900,000	904,500
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		6,755,000	7,008,312
144A, 6.625%, 4/1/2023		2,300,000	2,340,250
7.875%, 9/1/2018 (b)		3,260,000	3,471,900
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		6,700,000	6,366,742
NII Capital Corp., 7.625%, 4/1/2021		2,570,000	1,998,175
Pacnet Ltd., 144A, 9.25%, 11/9/2015		3,696,000	3,696,000
SBA Communications Corp., 144A, 5.625%, 10/1/2019		1,920,000	1,900,800
SBA Telecommunications, Inc., 144A, 5.75%, 7/15/2020		4,000,000	4,010,000
Sprint Nextel Corp.:
6.0%, 12/1/2016		8,320,000	8,777,600
6.0%, 11/15/2022 (b)		3,230,000	3,165,400
8.375%, 8/15/2017		2,810,000	3,154,225
9.125%, 3/1/2017		2,880,000	3,312,000
Syniverse Holdings, Inc., 9.125%, 1/15/2019		1,015,000	1,083,513
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	6,657,937
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	2,220,000	2,904,110
144A, 6.75%, 8/15/2024	EUR	2,220,000	2,926,938
tw telecom holdings, Inc., 5.375%, 10/1/2022		2,625,000	2,605,313
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,547,325
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,180,000	2,305,350
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		2,065,000	2,137,275
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		1,850,000	1,836,125
144A, 7.25%, 2/15/2018		3,475,000	3,501,063
Windstream Corp.:
6.375%, 8/1/2023 (b)		2,335,000	2,183,225
7.0%, 3/15/2019		3,405,000	3,413,513
7.5%, 6/1/2022		17,080,000	17,421,600
7.5%, 4/1/2023		3,810,000	3,867,150
7.75%, 10/15/2020 (b)		1,400,000	1,449,000
7.75%, 10/1/2021 (b)		3,070,000	3,177,450
7.875%, 11/1/2017		3,775,000	4,143,063
8.125%, 9/1/2018		1,730,000	1,842,450

			269,497,321
Utilities 1.9%
AES Corp.:
4.875%, 5/15/2023 (b)		920,000	857,900
8.0%, 10/15/2017		2,680,000	3,015,000
8.0%, 6/1/2020 (b)		4,120,000	4,696,800
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,530,000	3,768,275
144A, 7.875%, 7/31/2020		4,099,000	4,447,415
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		4,626,000	3,168,810
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		1,115,000	1,220,925
11.0%, 10/1/2021		4,269,000	4,578,502
NRG Energy, Inc., 7.625%, 1/15/2018		1,660,000	1,776,200

			27,529,827

Total Corporate Bonds (Cost $1,326,566,399)			1,343,398,977
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 6/15/2014 (d) (Cost $2,015,476)		2,000,000	2,010,546
Loan Participations and Assignments 1.0%
Senior Loans ** 0.7%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		501,659	234,525
Caesars Entertainment Operating Co., Term Loan B6, 5.443%, 1/26/2018		1,480,212	1,312,104
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		3,680,000	3,732,900
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		1,764,528	1,813,053
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		2,500,000	2,508,325

			9,600,907
Sovereign Loan 0.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	4,305,525

Total Loan Participations and Assignments (Cost $17,229,283)			13,906,432
Convertible Bonds 1.2%
Consumer Discretionary 0.4%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		3,020,000	5,469,975
MGM Resorts International, 4.25%, 4/15/2015		405,000	453,347

			5,923,322
Materials 0.8%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	11,287,312

Total Convertible Bonds (Cost $10,651,026)			17,210,634
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,629,361)		6,975,000	6,068,250

		Units	Value ($)
Other Investments 0.2%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (e) (Cost $221,000)		662	2,302,171

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		4,492	28,075
Trump Entertainment Resorts, Inc.*		366	0
Vertis Holdings, Inc.*		4,521	0

			28,075
Industrials 0.0%
Congoleum Corp.*		135,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*		136,705	81,285
GEO Specialty Chemicals, Inc. 144A*		12,448	7,402
Wolverine Tube, Inc.*		46,935	850,462

			939,149

Total Common Stocks (Cost $2,900,829)			967,224
Preferred Stock 0.6%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $7,725,763)		8,405	7,989,216
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		7,982	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		672,806	395,005
Hercules Trust II, Expiration Date 3/31/2029*		6,700	88,649

			483,654

Total Warrants (Cost $1,482,531)			483,654
Securities Lending Collateral 12.2%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $174,481,651)		174,481,651	174,481,651
Cash Equivalents 0.8%
Central Cash Management Fund, 0.07% (f) (Cost $11,498,230)		11,498,230	11,498,230

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,559,401,549) †		110.7	1,580,316,985
Other Assets and Liabilities, Net (b)		(10.7)	(153,220,510)

Net Assets		100.0	1,427,096,475

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	501,659	USD	489,828	234,525
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	4,552,995	EUR	6,197,952	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	3,640,000	USD	3,678,588	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	2,522,281	EUR	715,282	0
					14,590,619	234,525

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

†
The cost for federal income tax purposes was $1,572,120,041.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $8,196,944.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,226,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,029,910.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at June 30, 2013 amounted to $163,196,691 which is 11.4% of net assets.

(c)	When-issued security.
(d)	At June 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	221,000	2,302,171	0.16

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At June 30, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	9,610,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	124,061	(295,381)	419,442
6/21/2010 9/20/2013	3,025,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	39,052	37,078	1,974
6/21/2010 9/20/2015	1,500,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	143,673	(142,500)	286,173
6/21/2010 9/20/2015	2,430,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	232,749	(210,900)	443,649
6/21/2010 9/20/2015	900,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	86,203	(62,061)	148,264
6/21/2010 9/20/2015	4,270,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	408,987	(76,117)	485,104
12/20/2010 3/20/2016	5,000,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	553,833	272,652	281,181
12/20/2010 3/20/2016	10,000,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	936,133	302,577	633,556
3/21/2011 6/20/2016	8,915,0006	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	1,078,646	635,179	443,467
3/21/2011 6/20/2016	5,530,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	537,022	123,021	414,001
6/20/2011 9/20/2015	7,000,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	605,600	198,098	407,502
6/20/2011 9/20/2016	3,670,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	(40,267)	88,167	(128,434)
9/20/2011 12/20/2016	2,400,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	311,923	74,715	237,208
9/20/2011 12/20/2016	2,300,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	(50,029)	(31,191)	(18,838)
9/20/2011 12/20/2016	1,535,0001	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	(33,389)	(20,817)	(12,572)
12/20/2011 3/20/2017	3,450,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	430,336	108,210	322,126
9/20/2012 12/20/2017	4,730,0007	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	588,227	314,481	273,746
Total net unrealized appreciation					4,637,549

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC
7	UBS AG

At June 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver			In Exchange For	Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	159,188	EUR	122,331	7/19/2013	56	Citigroup, Inc.
EUR	34,020,191	USD	45,361,377	7/19/2013	1,075,567	Citigroup, Inc.
Total unrealized appreciation					1,075,623

Currency Abbreviations

EUR		Euro
USD		United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$1,343,398,977	$0	$1,343,398,977
Government & Agency Obligation	—	2,010,546	—	2,010,546
Loan Participations and Assignments	—	13,906,432	0	13,906,432
Convertible Bonds	—	5,923,322	11,287,312	17,210,634
Preferred Security	—	6,068,250	—	6,068,250
Other Investments	—	—	2,302,171	2,302,171
Common Stocks(j)	—	28,075	939,149	967,224
Preferred Stock	—	7,989,216	—	7,989,216
Warrants(j)	—	—	483,654	483,654
Short-Term Investments(j)	185,979,881	—	—	185,979,881
Derivatives(k)
Credit Default Swap Contracts	—	4,797,393	—	4,797,393
Forward Foreign Currency Exchange Contracts	—	1,075,623	—	1,075,623
Total	$185,979,881	$1,385,197,834	$15,012,286	$1,586,190,001
Liabilities
Derivatives(k)
Credit Default Swap Contracts	$—	$(159,844)	$—	$(159,844)
Total	$—	$(159,844)	$—	$(159,844)

There have been no transfers between Level 1and Level 2 fair value measurements during the period ended June 30, 2013.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Convertible Bonds	Preferred Security			Loan Participations and Assignments
Balance as of September 30, 2012	$8,211,084	$7,117,974	$	$ 6,347,250		$0
Realized gain (loss)	19,009	—		—		—
Change in unrealized appreciation (depreciation)	(27,944)	4,117,794		—		0
Amortization premium/discount	26,951	51,544		—		—
Purchases	31,768	—		—		—
Sales	(8,265,088)	—		—		—
Transfers into Level 3	4,220 (l)	—		—		—
Transfers (out) of Level 3	—	—		(6,347,250	)(m)	—
Balance as of June 30, 2013	$0	$11,287,312		$0		$0
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2013	$(23,724)	$4,117,794		$—		$0

	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2012	$768,549	$1,189,413	$307,647	$23,941,917
Realized gain (loss)	—	—	—	19,009
Change in unrealized appreciation (depreciation)	1,533,622	(250,264)	176,007	5,549,215
Amortization premium/discount	—	—	—	78,495
Purchases	—	—	—	31,768
Sales	—	—	—	(8,265,088)
Transfers into Level 3	—	—	—	4,220
Transfers (out) of Level 3	—	—	—	(6,347,250)
Balance as of June 30, 2013	$2,302,171	$939,149	$483,654	$15,012,286
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2013	$1,533,622	$(250,264)	$176,007	$5,553,435

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable input.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Investments
Consumer Discretionary	$2,302,171	Acquisition Value	Acquisition Value	$3,477.60 per share
			Discount for Lack of Marketability	20%
Common Stocks
Consumer Discretionary	$0	Asset Valuation	Book Value of Equity	0
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$939,149	Market Approach	EV/EBITDA Multiple	5.65-6.55(6.48)
			Discount for Lack of Marketability	25%-45%
Warrants
Consumer Discretionary	$0	Asset Valuation	Book Value of Equity	0
Materials	$88,649	Black Scholes Option Pricing Model	Implied Volatility	35%
			Discount for Lack of Marketability	20%
	$395,005	Market Approach	EV/EBITDA Multiple	5.65
			Discount for Lack of Marketability	45%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Consumer Discretionary	$0	Asset Valuation	Book Value	0
Finance	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$11,287,312	Convertible Bond Methodology	EV/EBITDA Multiple	5.65
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include book value of equity with a discount for lack of marketability and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond valuation methodology.  A significant change in the value of the underlying private equity could have a material change on the fair value measurement of the convertible bond, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$4,637,549	$—
Foreign Exchange Contracts	$—	$1,075,623

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013